Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)	Machinery, equipment and transportation equipment, including vessels	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Total

Cost at 31 December 2017	3,470	157,533	8,646	866	18,140	188,656
Additions through business combinations	76	2,473	0	48	1,370	3,968
Additions and transfers	90	13,017	328	32	(3,322)	10,144
Disposals at cost	(12)	(505)	(0)	(1)	(366)	(884)
Effect of changes in foreign exchange	(28)	(5,752)	(314)	(13)	(861)	(6,967)

Cost at 31 December 2018	3,596	166,766	8,660	932	14,961	194,916

Accumulated depreciation and impairment losses at 31 December 2017	(2,853)	(113,781)	(6,200)	(439)	(1,746)	(125,019)
Depreciation	(137)	(9,249)	(426)	(29)	0	(9,841)
Impairment losses	0	(762)	0	0	(32)	(794)
Reversal of impairment losses	155	1,087	0	0	156	1,398
Transfers	(0)	(1,799)	(229)	(1)	1,067	(961)
Accumulated depreciation and impairment on disposed assets	12	602	0	0	366	980
Effect of changes in foreign exchange	21	4,312	242	4	5	4,583

Accumulated depreciation and impairment losses at 31 December 2018	(2,802)	(119,589)	(6,613)	(465)	(185)	(129,654)

Carrying amount at 31 December 2018	794	47,177	2,048	467	14,776	65,262

Estimated useful lives (years)	3-20	UoP1)	15 - 20	20 - 332)

(in USD million)	Machinery, equipment and transportation equipment, including vessels	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Total

Cost at 31 December 2016	3,394	142,750	8,262	859	17,315	172,579
Additions and transfers	56	10,181	331	47	111	10,727
Disposals at cost	(7)	0	(288)	(50)	(30)	(374)
Effect of changes in foreign exchange	27	4,602	342	10	743	5,724

Cost at 31 December 2017	3,470	157,533	8,646	866	18,140	188,656

Accumulated depreciation and impairment losses at 31 December 2016	(2,767)	(100,971)	(5,772)	(446)	(3,068)	(113,023)
Depreciation	(122)	(9,051)	(485)	(29)	0	(9,688)
Impairment losses	0	(917)	(0)	0	0	(917)
Reversal of impairment losses	48	935	0	0	989	1,972
Transfers	0	(422)	(1)	(0)	370	(53)
Accumulated depreciation and impairment on disposed assets	5	(24)	285	39	18	323
Effect of changes in foreign exchange	(17)	(3,331)	(227)	(4)	(55)	(3,634)

Accumulated depreciation and impairment losses at 31 December 2017	(2,853)	(113,781)	(6,200)	(439)	(1,746)	(125,019)

Carrying amount at 31 December 2017	617	43,753	2,446	427	16,394	63,637

Estimated useful lives (years)	3-20	UoP 1)	15 - 20	20 - 33 2)

  Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies.
  Land is not depreciated.

Impairments [text block]
(in USD million)	Property, plant and equipment	Intangible assets3)	Total

At 31 December 2018
Producing and development assets1)	(604)	237	(367)
Acquisition costs related to oil and gas prospects2)	-	52	52

Total net impairment loss/(reversal) recognised	(604)	289	(315)

At 31 December 2017
Producing and development assets1)	(1,056)	(326)	(1,381)
Acquisition costs related to oil and gas prospects2)	-	245	245

Total net impairment loss/(reversal) recognised	(1,056)	(81)	(1,137)

  Producing and development assets and goodwill are subject to impairment assessment under IAS 36. The total net impairment reversal recognised under IAS 36 in 2018 amount to USD 367 million, compared to 2017 when the net impairment reversal amounted to USD 1,381 million, including impairment reversals and impairments of acquisition costs - oil and gas prospects (intangible assets).
  Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS 6).
  See note 11 Intangible assets.

Impairment of the carrying amount of impaired asset [text block]
		2018		2017
(in USD million)	Valuation method	Carrying amount after impairment	Net impairment loss (reversal)	Carrying amount after impairment	Net impairment loss (reversal)

At 31 December
Exploration & Production Norway	VIU	1,966	(201)	2,169	(826)
	FVLCOD	1,232	(402)	1,507	(80)
North America - unconventional	VIU	5,771	762	5,017	(1,266)
	FVLCOD	0	0	1,422	856
North America Conventional offshore US Gulf of Mexico	VIU	3,989	(246)	1,200	(17)
	FVLCOD	0	0	0	0
North Africa	VIU	451	(126)	0	0
	FVLCOD	0	0	0	0
Marketing, Midstream & Processing	VIU	403	(155)	263	(48)
	FVLCOD	0	0	0	0

Total		13,813	(367)	11,578	(1,381)

Disclosure of price assumptions used for impairment calculations [Table Text Block]
Year Prices in real terms1)	2019		2020		2025		2030

Brent Blend – USD/bbl	62	(66)	66	(70)	77	(80)	80	(84)
NBP - USD/mmBtu	7.7	(6.7)	7.4	(6.8)	8.0	(8.4)	8.0	(8.4)
Henry Hub – USD/mmBtu	3.1	(3.4)	3.2	(3.7)	4.0	(4.2)	4.0	(4.2)
1) Basis year 2018